Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jan 15, 2013
Entity Registrant Name	dei_EntityRegistrantName	MAINSTAY FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001469192
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 15, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jan 15, 2013
Prospectus Date	rr_ProspectusDate	Feb 28, 2012
Mainstay S&P 500 Index Fund (Prospectus Summary) | MainStay S&P 500 Index Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYSPX
Mainstay S&P 500 Index Fund (Prospectus Summary) | MainStay S&P 500 Index Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSXAX
Mainstay S&P 500 Index Fund (Prospectus Summary) | MainStay S&P 500 Index Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSPIX
Mainstay 130/30 Core Fund (Prospectus Summary) | MainStay 130/30 Core Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYCNX
Mainstay 130/30 Core Fund (Prospectus Summary) | MainStay 130/30 Core Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYCTX
Mainstay 130/30 Core Fund (Prospectus Summary) | MainStay 130/30 Core Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYCCX
Mainstay 130/30 Core Fund (Prospectus Summary) | MainStay 130/30 Core Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYCIX
Mainstay 130/30 International Fund (Prospectus Summary) | MainStay 130/30 International Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYINX
Mainstay 130/30 International Fund (Prospectus Summary) | MainStay 130/30 International Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYITX
Mainstay 130/30 International Fund (Prospectus Summary) | MainStay 130/30 International Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYICX
Mainstay 130/30 International Fund (Prospectus Summary) | MainStay 130/30 International Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYIIX
Mainstay Balanced Fund (Prospectus Summary) | MainStay Balanced Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBNAX
Mainstay Balanced Fund (Prospectus Summary) | MainStay Balanced Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBNBX
Mainstay Balanced Fund (Prospectus Summary) | MainStay Balanced Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBACX
Mainstay Balanced Fund (Prospectus Summary) | MainStay Balanced Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBAIX
Mainstay Balanced Fund (Prospectus Summary) | MainStay Balanced Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBNRX
Mainstay Balanced Fund (Prospectus Summary) | MainStay Balanced Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBCRX
Mainstay Balanced Fund (Prospectus Summary) | MainStay Balanced Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBDRX
Mainstay Balanced Fund (Prospectus Summary) | MainStay Balanced Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBINX

Mainstay S&P 500 Index Fund (Prospectus Summary) | MainStay S&P 500 Index Fund
MainStay S&P 500 Index Fund

THE MAINSTAY GROUP OF FUNDS

Supplement dated January 15, 2013 (“Supplement”)

to the following Prospectuses, Summary Prospectuses and Statement of Additional Information

MainStay 130/30 Core Fund

MainStay 130/30 International Fund

MainStay Common Stock Fund

MainStay International Equity Fund

MainStay S&P 500 Index Fund

Summary Prospectuses and Prospectus, each dated February 28, 2012, as supplemented, and

Statement of Additional Information, dated February 28, 2012, as amended December 17, 2012,

and as supplemented

MainStay Balanced Fund

Summary Prospectus and Prospectus, each dated May 25, 2012, as supplemented, and

Statement of Additional Information, dated February 28, 2012, as amended December 17, 2012,

and as supplemented

Effective on or about January 25, 2012, Madison Square Investors LLC (“Madison Square Investors”), the Subadvisor to the Funds, will change its name to Cornerstone Capital Management Holdings LLC (“Cornerstone Capital Management”). Accordingly, upon the effective date of Madison Square Investors’ name change, the Summary Prospectuses, Prospectuses, and SAI are revised to reflect that Cornerstone Capital Management is the Funds’ Subadvisor.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2012
Mainstay S&P 500 Index Fund (Prospectus Summary) | MainStay S&P 500 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay S&P 500 Index Fund
Supplement Text	cik0001469192_SupplementTextBlock

THE MAINSTAY GROUP OF FUNDS

Supplement dated January 15, 2013 (“Supplement”)

to the following Prospectuses, Summary Prospectuses and Statement of Additional Information

MainStay 130/30 Core Fund

MainStay 130/30 International Fund

MainStay Common Stock Fund

MainStay International Equity Fund

MainStay S&P 500 Index Fund

Summary Prospectuses and Prospectus, each dated February 28, 2012, as supplemented, and

Statement of Additional Information, dated February 28, 2012, as amended December 17, 2012,

and as supplemented

MainStay Balanced Fund

Summary Prospectus and Prospectus, each dated May 25, 2012, as supplemented, and

Statement of Additional Information, dated February 28, 2012, as amended December 17, 2012,

and as supplemented

Effective on or about January 25, 2012, Madison Square Investors LLC (“Madison Square Investors”), the Subadvisor to the Funds, will change its name to Cornerstone Capital Management Holdings LLC (“Cornerstone Capital Management”). Accordingly, upon the effective date of Madison Square Investors’ name change, the Summary Prospectuses, Prospectuses, and SAI are revised to reflect that Cornerstone Capital Management is the Funds’ Subadvisor.

Supplement Closing	cik0001469192_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Mainstay 130/30 Core Fund (Prospectus Summary) | MainStay 130/30 Core Fund
MainStay 130/30 Core Fund

THE MAINSTAY GROUP OF FUNDS

Supplement dated January 15, 2013 (“Supplement”)

to the following Prospectuses, Summary Prospectuses and Statement of Additional Information

MainStay 130/30 Core Fund

MainStay 130/30 International Fund

MainStay Common Stock Fund

MainStay International Equity Fund

MainStay S&P 500 Index Fund

Summary Prospectuses and Prospectus, each dated February 28, 2012, as supplemented, and

Statement of Additional Information, dated February 28, 2012, as amended December 17, 2012,

and as supplemented

MainStay Balanced Fund

Summary Prospectus and Prospectus, each dated May 25, 2012, as supplemented, and

Statement of Additional Information, dated February 28, 2012, as amended December 17, 2012,

and as supplemented

Effective on or about January 25, 2012, Madison Square Investors LLC (“Madison Square Investors”), the Subadvisor to the Funds, will change its name to Cornerstone Capital Management Holdings LLC (“Cornerstone Capital Management”). Accordingly, upon the effective date of Madison Square Investors’ name change, the Summary Prospectuses, Prospectuses, and SAI are revised to reflect that Cornerstone Capital Management is the Funds’ Subadvisor.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2012
Mainstay 130/30 Core Fund (Prospectus Summary) | MainStay 130/30 Core Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay 130/30 Core Fund
Supplement Text	cik0001469192_SupplementTextBlock

THE MAINSTAY GROUP OF FUNDS

Supplement dated January 15, 2013 (“Supplement”)

to the following Prospectuses, Summary Prospectuses and Statement of Additional Information

MainStay 130/30 Core Fund

MainStay 130/30 International Fund

MainStay Common Stock Fund

MainStay International Equity Fund

MainStay S&P 500 Index Fund

Summary Prospectuses and Prospectus, each dated February 28, 2012, as supplemented, and

Statement of Additional Information, dated February 28, 2012, as amended December 17, 2012,

and as supplemented

MainStay Balanced Fund

Summary Prospectus and Prospectus, each dated May 25, 2012, as supplemented, and

Statement of Additional Information, dated February 28, 2012, as amended December 17, 2012,

and as supplemented

Effective on or about January 25, 2012, Madison Square Investors LLC (“Madison Square Investors”), the Subadvisor to the Funds, will change its name to Cornerstone Capital Management Holdings LLC (“Cornerstone Capital Management”). Accordingly, upon the effective date of Madison Square Investors’ name change, the Summary Prospectuses, Prospectuses, and SAI are revised to reflect that Cornerstone Capital Management is the Funds’ Subadvisor.

Supplement Closing	cik0001469192_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Mainstay 130/30 International Fund (Prospectus Summary) | MainStay 130/30 International Fund
MainStay International Equity Fund

THE MAINSTAY GROUP OF FUNDS

Supplement dated January 15, 2013 (“Supplement”)

to the following Prospectuses, Summary Prospectuses and Statement of Additional Information

MainStay 130/30 Core Fund

MainStay 130/30 International Fund

MainStay Common Stock Fund

MainStay International Equity Fund

MainStay S&P 500 Index Fund

Summary Prospectuses and Prospectus, each dated February 28, 2012, as supplemented, and

Statement of Additional Information, dated February 28, 2012, as amended December 17, 2012,

and as supplemented

MainStay Balanced Fund

Summary Prospectus and Prospectus, each dated May 25, 2012, as supplemented, and

Statement of Additional Information, dated February 28, 2012, as amended December 17, 2012,

and as supplemented

Effective on or about January 25, 2012, Madison Square Investors LLC (“Madison Square Investors”), the Subadvisor to the Funds, will change its name to Cornerstone Capital Management Holdings LLC (“Cornerstone Capital Management”). Accordingly, upon the effective date of Madison Square Investors’ name change, the Summary Prospectuses, Prospectuses, and SAI are revised to reflect that Cornerstone Capital Management is the Funds’ Subadvisor.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2012
Mainstay 130/30 International Fund (Prospectus Summary) | MainStay 130/30 International Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay International Equity Fund
Supplement Text	cik0001469192_SupplementTextBlock

THE MAINSTAY GROUP OF FUNDS

Supplement dated January 15, 2013 (“Supplement”)

to the following Prospectuses, Summary Prospectuses and Statement of Additional Information

MainStay 130/30 Core Fund

MainStay 130/30 International Fund

MainStay Common Stock Fund

MainStay International Equity Fund

MainStay S&P 500 Index Fund

Summary Prospectuses and Prospectus, each dated February 28, 2012, as supplemented, and

Statement of Additional Information, dated February 28, 2012, as amended December 17, 2012,

and as supplemented

MainStay Balanced Fund

Summary Prospectus and Prospectus, each dated May 25, 2012, as supplemented, and

Statement of Additional Information, dated February 28, 2012, as amended December 17, 2012,

and as supplemented

Effective on or about January 25, 2012, Madison Square Investors LLC (“Madison Square Investors”), the Subadvisor to the Funds, will change its name to Cornerstone Capital Management Holdings LLC (“Cornerstone Capital Management”). Accordingly, upon the effective date of Madison Square Investors’ name change, the Summary Prospectuses, Prospectuses, and SAI are revised to reflect that Cornerstone Capital Management is the Funds’ Subadvisor.

Supplement Closing	cik0001469192_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Mainstay Balanced Fund (Prospectus Summary) | MainStay Balanced Fund
MainStay Balanced Fund

THE MAINSTAY GROUP OF FUNDS

Supplement dated January 15, 2013 (“Supplement”)

to the following Prospectuses, Summary Prospectuses and Statement of Additional Information

MainStay 130/30 Core Fund

MainStay 130/30 International Fund

MainStay Common Stock Fund

MainStay International Equity Fund

MainStay S&P 500 Index Fund

Summary Prospectuses and Prospectus, each dated February 28, 2012, as supplemented, and

Statement of Additional Information, dated February 28, 2012, as amended December 17, 2012,

and as supplemented

MainStay Balanced Fund

Summary Prospectus and Prospectus, each dated May 25, 2012, as supplemented, and

Statement of Additional Information, dated February 28, 2012, as amended December 17, 2012,

and as supplemented

Effective on or about January 25, 2012, Madison Square Investors LLC (“Madison Square Investors”), the Subadvisor to the Funds, will change its name to Cornerstone Capital Management Holdings LLC (“Cornerstone Capital Management”). Accordingly, upon the effective date of Madison Square Investors’ name change, the Summary Prospectuses, Prospectuses, and SAI are revised to reflect that Cornerstone Capital Management is the Funds’ Subadvisor.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2012
Mainstay Balanced Fund (Prospectus Summary) | MainStay Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay Balanced Fund
Supplement Text	cik0001469192_SupplementTextBlock

THE MAINSTAY GROUP OF FUNDS

Supplement dated January 15, 2013 (“Supplement”)

to the following Prospectuses, Summary Prospectuses and Statement of Additional Information

MainStay 130/30 Core Fund

MainStay 130/30 International Fund

MainStay Common Stock Fund

MainStay International Equity Fund

MainStay S&P 500 Index Fund

Summary Prospectuses and Prospectus, each dated February 28, 2012, as supplemented, and

Statement of Additional Information, dated February 28, 2012, as amended December 17, 2012,

and as supplemented

MainStay Balanced Fund

Summary Prospectus and Prospectus, each dated May 25, 2012, as supplemented, and

Statement of Additional Information, dated February 28, 2012, as amended December 17, 2012,

and as supplemented

Effective on or about January 25, 2012, Madison Square Investors LLC (“Madison Square Investors”), the Subadvisor to the Funds, will change its name to Cornerstone Capital Management Holdings LLC (“Cornerstone Capital Management”). Accordingly, upon the effective date of Madison Square Investors’ name change, the Summary Prospectuses, Prospectuses, and SAI are revised to reflect that Cornerstone Capital Management is the Funds’ Subadvisor.

Supplement Closing	cik0001469192_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.